Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Changes in Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	263	~~W~~	103	~~W~~	123
Provisions for severance benefits		(60)		20		(19)
Severance payments		(100)		—		—

Balance at end of year	~~W~~	103	~~W~~	123	~~W~~	104